Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Sep. 20, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Debt
Long-term debt				€ 7,864,796		€ 7,314,915
FMC US Finance II, Inc. 2012
Debt
Face amount | $							$ 700,000
Interest rate (as a percent)						5.875%	5.875%
Long-term debt						€ 618,008
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 650,000
Interest rate (as a percent)				0.25%	0.25%
Long-term debt				€ 649,283		648,501
FMC US Finance II, Inc. 2014
Debt
Face amount | $					$ 400,000
Interest rate (as a percent)				4.75%	4.75%
Long-term debt				€ 374,354		352,180
Fresenius Medical Care AG & Co. KGaA, 2018
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt				€ 498,245		497,543
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.00%	1.00%
Long-term debt				€ 497,175		496,348
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 600,000
Interest rate (as a percent)				0.625%	0.625%
Long-term debt				€ 596,158		595,177
FMC US Finance III, Inc. 2021
Debt
Face amount | $					$ 850,000
Interest rate (as a percent)				1.875%	1.875%
Long-term debt				€ 790,926		743,966
Fresenius Medical Care AG & Co. KGaA, 2022
Debt
Face amount	€ 750,000			€ 750,000
Interest rate (as a percent)	3.875%			3.875%	3.875%
Long-term debt				€ 744,497
Borrowings term (in years)	5 years
FMC US Finance III, Inc. 2019
Debt
Face amount | $					$ 500,000
Interest rate (as a percent)				3.75%	3.75%
Long-term debt				€ 462,005		434,094
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.25%	1.25%
Long-term debt				€ 497,781		497,459
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount				€ 750,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt				€ 746,332		745,838
FMC US Finance III, Inc. 2020
Debt
Face amount | $					$ 1,000,000
Interest rate (as a percent)				2.375%	2.375%
Long-term debt				€ 930,443		875,398
FMC US Finance III, Inc. 2021
Debt
Face amount | $					$ 650,000
Interest rate (as a percent)				3.00%	3.00%
Long-term debt				€ 602,166		566,747
Bonds
Debt
Long-term debt				€ 7,389,365		€ 7,071,259
Redemption percentage at option of issuer				100.00%	100.00%
Percentage at which holders have right to ask repurchase				101.00%	101.00%
Bonds | Fresenius Medical Care US Finance II, Inc.
Debt
Redemption of bonds		€ 532,522	$ 700,000
Debt Issuance Program
Debt
Face amount				€ 10,000,000